BMW Vehicle Owner Trust 2025-A
Accrued Interest Date: 07/27/2026	Collection Period Ending:	7/31/2026
Current Payment Date: 08/25/2026	Period:	18

Balances

	Initial	Beginning of Period	End of Period

Pool Balance	$1,897,363,700.14	$861,941,279.93	$817,359,066.30
Yield Supplement Overcollateralization Amount	$102,491,905.06	$34,218,317.39	$31,780,458.24
Adjusted Pool Balance	$1,794,871,795.08	$827,722,962.54	$785,578,608.06
Reserve Account	$4,487,179.49	$4,487,179.49	$4,487,179.49
Overcollateralization	$44,871,795.08	$44,871,794.88	$44,871,794.88

Notes				Ratio
Class A-1 Notes	$350,000,000.00	$-	$-	0.0%
Class A-2a Notes	306,250,000.00	-	-	0.0%
Class A-2b Notes	306,250,000.00	-	-	0.0%
Class A-3 Notes	647,500,000.00	642,851,167.66	600,706,813.18	81.1%
Class A-4 Notes	140,000,000.00	140,000,000.00	140,000,000.00	18.9%
	$1,750,000,000.00	$782,851,167.66	$740,706,813.18	100.0%

Reconciliation of Collection Account

Available Funds:
Available Interest:
Interest Collected on Receivables	$3,920,055.20
Servicer Advances	142,558.58
Servicer Advance Reimbursement	142,809.57
Administrative Purchase Payment	0.00
Warranty Purchase Payment	8,931.49
Recoveries	22,894.10
Investment Earnings from Reserve Account	13,313.56
Investment Earnings from Collection Account	0.00
Total Available Interest	$3,964,943.36

Available Principal:
Principal Collection on Receivables
Receipts of Scheduled Principal	$28,203,005.17
Receipts of Pre-Paid Principal	14,962,764.26
Liquidation Proceeds	437,531.69
Administrative Purchase Payment	0.00
Warranty Purchase Payment	623,400.69
Total Available Principal	$44,226,701.81
Advances from the Reserve Account	$0.00
Release from the Reserve Fund Account	$0.00

Total Available Funds	$48,191,645.17

Distributions:
Servicing Fees	$718,284.40
Non-recoverable Servicer Advance Reimbursement	27,014.61
Noteholder's Accrued and Unpaid Interest	2,986,501.11
First Priority Principal Distribution Amount to Noteholders	0.00
Reserve Account Deposit to achieve the Specified Reserve Account Balance	0.00
Regular Principal Distributable Amount to Noteholders	42,144,354.48
Amounts paid to Indenture Trustee, Owner Trustee and Asset Representations Reviewer (subject to annual cap)	0.00
Amounts paid to Indenture Trustee, Owner Trustee and Asset Representations Reviewer (not subject to annual cap)	0.00
Certificate Distribution Account (any remaining payments)	2,315,490.57
Total Distributions	$48,191,645.17

Monthly Period Receivables Principal Balance Calculation

Beginning Receivable Principal Balance	$861,941,279.93
Monthly Principal Received
Regular Principal Received	$28,203,005.17
Prepaid Principal Received	14,962,764.26
Liquidation Proceeds	437,531.69
Principal Balance Allocable to Gross Charge-offs	355,511.82
Principal Portion of Repurchased Receivables	623,400.69
Total Monthly Principal Amounts	$44,582,213.63

Ending Receivable Principal Balance	$817,359,066.30

Payments to Indenture Trustee, Owner Trustee and Asset Representations Reviewer

Indenture Trustee
Amount due and payable to Indenture Trustee before giving effect to	$-
payments on current Payment Date:
Amount due and payable to Indenture Trustee after giving effect to	$-
payments on current Payment Date:

Owner Trustee
Amount due and payable to Owner Trustee before giving effect to	$-
payments on current Payment Date:
Amount due and payable to Owner Trustee after giving effect to	$-
payments on current Payment Date:

Asset Representations Reviewer Trustee
Amount due and payable to Asset Representations Reviewer before	$-
giving effect to payments on current Payment Date:
Amount due and payable to Asset Representations Reviewer after	$-
giving effect to payments on current Payment Date:

Distributions

Interest Distributable Amount		Interest Rate	Current Payment	Per $1,000
Class A-1 Notes		4.40100%	$0.00	0.00
Class A-2a Notes		4.43000%	$0.00	0.00
Class A-2b Notes		3.91608%	$0.00	0.00
Class A-3 Notes		4.56000%	$2,442,834.44	3.77
Class A-4 Notes		4.66000%	$543,666.67	3.88
			$2,986,501.11

Monthly Principal Distributable Amount	Beginning Balance	Current Payment	Ending Balance	Per $1,000	Note Factor
Class A-1 Notes	$-	$-	$-	0.00	0.00
Class A-2a Notes	-	-	-	0.00	0.00
Class A-2b Notes	-	-	-	0.00	0.00
Class A-3 Notes	642,851,167.66	42,144,354.48	600,706,813.18	65.09	0.93
Class A-4 Notes	140,000,000.00	-	140,000,000.00	0.00	1.00
	782,851,167.66	42,144,354.48	740,706,813.18

Carryover Shortfalls
	Prior Period Carryover	Current Payment	Per $1,000
Class A-1 Interest Carryover Shortfall	-	-	-
Class A-2a Interest Carryover Shortfall	-	-	-
Class A-2b Interest Carryover Shortfall	-	-	-
Class A-3 Interest Carryover Shortfall	-	-	-
Class A-4 Interest Carryover Shortfall	-	-	-

Yield Supplement Overcollateralization Amount

Previous Distribution Date Required Amount	$34,218,317.39
Beginning Period Amount	34,218,317.39
Current Distribution Date Required Amount	31,780,458.24
Current Period Release	2,437,859.15
Ending Period Amount	$31,780,458.24

Reserve Account

Beginning Period Required Amount	$4,487,179.49
Beginning Period Amount	4,487,179.49
Net Investment Earnings	13,313.56
Current Period Deposit Amount Due	0.00
Reserve Fund Draw Amount	0.00
Ending Period Required Amount	4,487,179.49
Release to Depositor	13,313.56
Ending Period Amount	$4,487,179.49

Overcollateralization

Beginning Period Overcollateralization Amount	$44,871,794.88
Target Overcollateralization Amount	$44,871,794.88
Ending Period Over Collateralization Amount	$44,871,794.88
Current Period Release	$0.00

Receivables Data
		Beginning Period	Ending Period
Number of Receivables		30,414	29,463
Weighted Average Remaining Term		38.23	37.41
Weighted Average Annual Percentage Rate		5.50%	5.50%

Delinquencies as of the end of the Current Period	Units	Dollar Amount	% of Ending Rec Prin Bal
30-59 Days	149	$5,868,857.35	0.72%
60-89 Days	48	2,071,192.06	0.25%
90-119 Days	9	525,216.42	0.06%
120+ Days	3	155,639.32	0.02%

Total 30+ Days Past Due as of the end of the current period	209	$8,620,905.15	1.05%
Total 60+ Days Past Due as of the end of the current period	60	$2,752,047.80	0.34%

Delinquencies as of the end of prior periods
Total 30+ Days Past Due as of the end of the prior period			0.98%
Total 30+ Days Past Due as of the end of the 2nd preceding period			0.96%
Total 30+ Days Past Due as of the end of the 3rd preceding period			0.96%

Repossessions		Units	Dollar Amount
Beginning Period Repossessed Receivables Balance		29	1,377,459.00
Ending Period Repossessed Receivables Balance		26	1,205,064.46
Principal Balance of 90+ Day Repossessed Vehicles		2	92,640.55

Write-offs as of the end of the Current Period		Units	Dollar Amount
Gross Principal Write-offs		14	355,511.82
Recoveries		11	22,894.10
Net Write-Offs			332,617.72
Cumulative Net Write-offs		129	$2,260,967.92
Ratio of Cumulative Net Write-offs to Avg Portfolio Balance *			0.27%
Charge Off Rate **			0.10%
Avg of Net Write-offs ***			$17,526.88

Historical Loss Information

Write-offs as of the end of the Prior Period	Units	Dollar Amount
Gross Principal Write-offs	4	110,447.94
Recoveries	10	23,423.41
Net Write-Offs		87,024.53
Cumulative Net Write-offs	115	$1,928,350.20
Ratio of Cumulative Net Write-offs to Avg Portfolio Balance *		0.22%
Charge Off Rate **		0.10%
Avg of Net Write-offs ***		$16,768.26

Write-offs as of the end of the 2nd Preceding Period	Units	Dollar Amount
Gross Principal Write-offs	11	221,853.88
Recoveries	7	10,927.26
Net Write-Offs		210,926.62
Cumulative Net Write-offs	111	$1,841,325.67
Ratio of Cumulative Net Write-offs to Avg Portfolio Balance *		0.20%
Charge Off Rate **		0.10%
Avg of Net Write-offs ***		$16,588.52

Write-offs as of the end of the 3rd Preceding Period	Units	Dollar Amount
Gross Principal Write-offs	14	220,348.69
Recoveries	8	23,850.45
Net Write-Offs		196,498.24
Cumulative Net Write-offs	100	$1,630,399.05
Ratio of Cumulative Net Write-offs to Avg Portfolio Balance *		0.17%
Charge Off Rate **		0.09%
Avg of Net Write-offs ***		$16,303.99

*Ratio of Cumulative Net Write-offs to Avg Portfolio Balance is calculated by dividing the Cumulative Net Write-offs for the period by the Avg Portfolio Balance for the period.
Avg Portfolio Balance for a period is equal to the average of the Beginning Receivable Principal Balance and the Ending Receivable
Principal Balance for such period.
**Charge Off Rate is calculated by dividing Cumulative Net Write-offs by initial Pool Balance as of the Cut-off Date.
*** Average of Net Write-offs is calculated by dividing Cumulative Net Write-offs by the aggregate number of Receivables that have experienced a net write-off.